Debt - Unsecured Promissory Notey (Details) - Unsecured Promissory Note $ / shares in Units, $ in Millions	1 Months Ended
Dec. 31, 2022 USD ($) item $ / shares shares
Debt
Warrant issued for securities (in shares) | shares	429,180
Exercise price (in dollars per share) | $ / shares	$ 4.26
Funding provided	$ 40.0
Number of tranches in which face amount available to draw | item	3
Percentage of upfront-fee	1.50%
Amount drawn	$ 15.0
Original issue discount	0.2
Debt issuance costs	0.9
Deferred debt issuance costs	$ 0.6
Interest rate	14.00%
Paid in kind interest, percentage	6.00%
Paid in cash interest, percentage	8.00%
Accrued interest	$ 0.1
Minimum amount of prepayment at increment	$ 2.0
If paid from March 1, 2023 through June 30, 2023
Debt
Percentage of back-end fee	4.50%
If paid from July 1, 2023 through December 31, 2023
Debt
Percentage of back-end fee	6.75%
If paid on January 1, 2024 or later
Debt
Percentage of back-end fee	9.00%
First tranche
Debt
Funding provided	$ 15.0
Second tranche
Debt
Funding provided	15.0
Third tranche
Debt
Funding provided	$ 10.0